Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 135.7	$ 82.1
Trade and other receivables, net	1,080.0	1,118.1
Income taxes recoverable	47.7	0.0
Prepaid expenses and other assets	221.6	182.9
Current assets	1,485.0	1,383.1
Property and equipment, net	6,980.7	6,540.3
Intangible assets, net	3,056.3	3,245.0
Investments accounted for using the equity method	319.0	326.6
Other long-term assets	82.9	90.2
Deferred income tax assets	64.8	0.0
Goodwill	7,890.5	8,182.4
Non-current assets	18,394.2	18,384.5
Total assets	19,879.2	19,767.6
Liabilities
Accounts payable and accrued liabilities	1,679.1	1,557.7
Long-term debt	9.7	17.9
Lease obligations	59.6	51.5
Due to related party	5.8	9.3
Tangible equity units	0.0	1,024.9
Landfill closure and post-closure obligations	56.2	30.8
Current liabilities	1,810.4	2,692.1
Long-term debt	8,827.2	9,248.9
Lease obligations	383.4	327.3
Other long-term liabilities	39.1	47.5
Due to related party	2.9	8.7
Deferred income tax liabilities	534.0	582.6
Landfill closure and post-closure obligations	896.0	816.4
Non-current liabilities	10,682.6	11,031.4
Total liabilities	12,493.0	13,723.5
Shareholders' equity
Share capital	9,835.1	8,640.3
Contributed surplus	149.5	109.6
Deficit	(2,822.6)	(2,843.0)
Accumulated other comprehensive income	15.1	130.3
Total GFL Environmental Inc.'s shareholders' equity	7,177.1	6,037.2
Non-controlling interests	209.1	6.9
Total shareholders' equity	7,386.2	6,044.1
Total liabilities and shareholders' equity	$ 19,879.2	$ 19,767.6